UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6742

MONARCH FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

JACK J. SINGER
MONARCH INVESTMENT ADVISORS, LLC
950 CORONADO DRIVE
ARCADIA, CA 91007
626-447-4717

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008 - February 28, 2009

Item 1. Reports to Stockholders.

MONARCH FUNDS	SEMI-ANNUAL REPORT FEBRUARY 28, 2009 (UNAUDITED) DAILY ASSETS CASH FUND

MONARCH  FUNDS

Schedule of Investments - Daily Assets Cash Fund

February 28, 2009
(Unaudited)

Face Amount	Security Description	Rate	Maturity	Value
	Commercial Paper# – 23.1%
$18,000,000	Cafco, LLC^	0.55%	04/09/09	$17,989,275
20,000,000	Charta, LLC^	0.60	03/16/09	19,995,000
15,000,000	Ciesco, LLC^	0.55	03/11/09	14,997,708
20,000,000	CRC Funding, LLC^	0.59	03/13/09	19,996,100
20,000,000	Govco, LLC^	0.55	03/13/09	19,996,334

	Total Commercial Paper			92,974,417

	U.S. Government Security# – 9.9%
40,000,000	Federal Home Loan Bank - Discount Note	0.28	03/25/09	39,992,533

Shares
	Repurchase Agreements – 50.1%
102,054,000	Bank of America Securities, dated 03/02/09, to be repurchased at $102,056,296; (Fully collateralized by Federal National Mortgage Association, 0.00%, 01/01/36, market value $104,095,080)	0.27	03/02/09	102,054,000
100,000,000	Deutsche Bank Securities, Inc., dated 03/02/09, to be repurchased at $100,002,417; (Fully collateralized by various Federal Home Loan Mortgage Corp. Securities, 5.00%-5.50%, 06/01/36-12/01/38, market value $101,632,997)	0.29	03/02/09	100,000,000

	Total Repurchase Agreements			202,054,000

	Money Market Fund+ – 16.9%
68,000,000	Dreyfus Cash Management Fund	0.91		68,000,000

	Total Investments at Amortized Cost* – 100.0%			$403,020,950
	Other Assets and Liabilities, Net – 0.0%			(10,782)

	NET ASSETS – 100.0%			$403,010,168

#	Rates shown are annualized yields at time of purchase.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
^	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $92,974,417 or 23.1% of the Fund’s net assets.
+	Interest Rate shown reflects the rate in effect on 2/28/09

Portfolio Holdings
% of Net Assets
Commercial Paper	23.1%
U.S. Government Security	9.9%
Repurchase Agreements	50.1%
Money Market Fund	16.9%
100.0%

See Notes to Financial Statements.

MONARCH FUNDS

Statement of Assets and Liabilities (Unaudited)
February 28, 2009

Daily Assets
Cash
Fund
Assets
Investments:
Securities at amortized cost	$200,966,950
Repurchase agreements	202,054,000
Cash	22,738
Receivables:
Accrued Income	57,099
Prepaid expenses and other assets	76,551
Total Assets	403,177,338

Liabilities
Payables:
Dividends	6,736
Accrued expenses:
Payable to adviser	10,232
Other expenses and other liabilities	150,202
Total Liabilities	167,170

Net Assets	$403,010,168

Components of Net Assets
Paid-in capital	$402,993,273
Undistributed (distributions in excess of) net investment income	1,714
Accumulated net realized gain (loss)	15,181

Net Assets	$403,010,168

Net Assets by Class of Shares
Preferred Shares	$28,537,238
Universal Shares	22,820,134
Institutional Service Shares	53,197,218
Institutional Shares	114,024,602
Investor Shares	171,603,704
B Shares	2,502,265
C Shares	10,325,007

Net Assets	$403,010,168

Shares of Beneficial Interest for each Class of Shares
Preferred Shares	28,528,547
Universal Shares	22,822,827
Institutional Service Shares	53,195,609
Institutional Shares	114,012,417
Investor Shares	171,604,658
B Shares	2,502,193
C Shares	10,325,338

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares	$1.00

See Notes to Financial Statements.

MONARCH FUNDS

Statement of Operations (Unaudited)
Six Months Ended February 28, 2009

Daily Assets
Cash
Fund
Investment Income:
Interest income	$4,164,100
Dividend income	385,136
Total Investment Income	4,549,236

Expenses:
Investment adviser fees	111,240
Administrator fees
Preferred Shares	19,213
Universal Shares	16,365
Institutional Service Shares	40,831
Institutional Shares	70,956
Investor Shares	110,026
B Shares	13,537
C Shares	17,611
Shareholder service fees
Institutional Service Shares	74,238
Institutional Shares	129,012
Investor Shares	200,049
B Shares	2,793
C Shares	12,703
Distribution fees
Investor Shares	250,060
B Shares	8,377
C Shares	38,108
Transfer agency fees
Preferred Shares	4,570
Universal Shares	11,330
Institutional Service Shares	46,833
Institutional Shares	145,893
Investor Shares	226,224
B Shares	7,610
C Shares	12,544
Custodian fees	23,979
Legal fees	11,265
Audit Fees	17,000
Accountant fees	61,500
Registration fees	40,877
Trustees’ fees and expenses	20,605
Miscellaneous expenses	114,928
Total Expenses	1,860,277
Expenses reimbursed and fees waived	(229,278)
Net Expenses	1,630,999
Net Investment Income (Loss)	2,918,237

Net Realized Gain (Loss) on Investments	99,530
Increase (Decrease) in Net Assets from Operations	$3,017,767

See Notes to Financial Statements.

MONARCH FUNDS

Statement of Changes in Net Assets (Unaudited)

	Daily Assets
	Cash
	Fund

	Six Months Ended	Year Ended
	February 28, 2009	August 31, 2008
	(Unaudited)
Operations
Net investment income (loss)	$2,918,237	$20,676,774
Net realized gain (loss) on investments	99,530	43,100
Increase (Decrease) in Net Assets from Operations	3,017,767	20,719,874

Distributions to Shareholders from
Net investment income--Preferred Shares	(289,444)	(3,385,929)
Net investment income--Universal Shares	(250,081)	(4,045,840)
Net investment income--Institutional Service Shares	(526,213)	(2,385,817)
Net investment income--Institutional Shares	(816,309)	(4,018,014)
Net investment income--Investor Shares	(1,017,107)	(6,781,191)
Net investment income--B Shares	(3,126)	(11,443)
Net investment income--C Shares	(15,744)	(48,540)
Short-Term Capital Gains - Preferred Shares	(9,241)	-
Short-Term Capital Gains - Universal Shares	(7,871)	-
Short-Term Capital Gains - Institutional Service Shares	(19,641)	-
Short-Term Capital Gains - Institutional Shares	(34,131)	-
Short-Term Capital Gains - Investor Shares	(52,923)	-
Short-Term Capital Gains - B Shares	(556)	-
Short-Term Capital Gains - C Shares	(2,516)	-

Total Distributions to Shareholders	(3,044,903)	(20,676,774)

Capital Share Transactions
Sale of shares--Preferred Shares	108,021,442	831,631,603
Sale of shares--Universal Shares	82,780,202	705,046,707
Sale of shares--Institutional Service Shares	361,467,772	532,479,312
Sale of shares--Institutional Shares	456,942,685	962,301,931
Sale of shares--Investor Shares	860,014,017	2,783,595,857
Sale of shares--B Shares	2,116,594	918,394
Sale of shares--C Shares	8,962,363	5,941,217
Reinvestment of distributions--Preferred Shares	57,109	1,359,160
Reinvestment of distributions--Universal Shares	242,774	3,752,342
Reinvestment of distributions--Institutional Service Shares	539,654	2,380,488
Reinvestment of distributions--Institutional Shares	845,897	3,906,606
Reinvestment of distributions--Investor Shares	1,061,110	6,366,682
Reinvestment of distributions--B Shares	3,695	11,442
Reinvestment of distributions--C Shares	18,267	48,536
Redemption of shares--Preferred Shares	(126,334,396)	(855,557,686)
Redemption of shares--Universal Shares	(126,498,781)	(745,339,811)
Redemption of shares--Institutional Service Shares	(401,170,779)	(497,298,614)
Redemption of shares--Institutional Shares	(494,017,667)	(920,386,747)
Redemption of shares--Investor Shares	(925,795,541)	(2,790,631,613)
Redemption of shares--B Shares	(509,528)	(528,590)
Redemption of shares--C Shares	(2,642,762)	(3,696,658)
Increase (Decrease) Decrease from Capital Transactions	(193,895,873)	26,300,558
Increase (Decrease) in Net Assets	(193,923,009)	26,343,658

Net Assets
Beginning of Period	596,933,177	570,589,519
End of Period	$403,010,168	$596,933,177

Undistributed (Distributions in Excess of) Net Investment Income	$1,714	$1,501

See Notes to Financial Statements.

MONARCH FUNDS

Financial Highlights

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

	Selected Data for a Single Share								Ratios/Supplemental Data
									Ratio of Average Net Assets(a)
Year Ended August 31, (except as noted)	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized Gain (Loss) on Investments	Distributions from Net Investment Income	Distributions from Short- Term Capital Gains	Ending Net Asset Value Per Share	Total Return(b)	Net Assets at End of Period (000’s)	Net Expenses	Gross Expenses(c)	Net Investment Income
Daily Assets Cash Fund

Preferred Shares
Six months ended February 28, 2009 (d)	$ 1.00	$ 0.01 (e)	$ —(f)	$ (0.01)	—(e)(f)	$ 1.00	0.82%	$28,537	0.22%	0.30%	1.65%
2008	1.00	0.04 (e)	—(f)	(0.04)	—	1.00	3.64%	46,794	0.11%	0.21%	3.91%
2007	1.00	0.05 (e)	—(f)	(0.05)	—	1.00	5.37%	69,354	0.12%	0.23%	5.24%
2006	1.00	0.05 (e)	—(f)	(0.05)	—	1.00	4.56%	101,504	0.12%	0.23%	4.61%
2005	1.00	0.03 (e)	(0.01)	(0.02)	—	1.00	2.49%	39,746	0.12%	0.32%	2.64%
2004	1.00	0.01	—(f)	(0.01)	—	1.00	1.04%	19,166	0.12%	0.31%	1.06%

Universal Shares
Six months ended February 28, 2009 (d)	1.00	0.01 (e)	— (f)	(0.01)	—(e)(f)	1.00	0.79%	22,820	0.28%	0.34%	1.69%
2008	1.00	0.04 (e)	— (f)	(0.04)	—	1.00	3.56%	66,295	0.20%	0.28%	3.96%
2007	1.00	0.05 (e)	— (f)	(0.05)	—	1.00	5.29%	102,838	0.20%	0.30%	5.16%
2006	1.00	0.04 (e)	— (f)	(0.04)	—	1.00	4.48%	78,698	0.20%	0.29%	4.41%
2005	1.00	0.02 (e)	— (f)	(0.02)	—	1.00	2.41%	39,274	0.20%	0.34%	2.32%
2004	1.00	0.01	— (f)	(0.01)	—	1.00	0.96%	35,892	0.20%	0.27%	0.94%

Institutional Service Shares
Six months ended February 28, 2009 (d)	1.00	0.01 (e)	— (f)	(0.01)	—(e)(f)	1.00	0.67%	53,197	0.52%	0.60%	1.42%
2008	1.00	0.03 (e)	— (f)	(0.03)	—	1.00	3.30%	92,368	0.45%	0.51%	3.13%
2007	1.00	0.05 (e)	— (f)	(0.05)	—	1.00	5.02%	54,799	0.45%	0.54%	4.91%
2006	1.00	0.04 (e)	— (f)	(0.04)	—	1.00	4.22%	54,766	0.45%	0.56%	4.27%
2005	1.00	0.02 (e)	— (f)	(0.02)	—	1.00	2.15%	27,137	0.45%	0.60%	2.04%
2004	1.00	0.01	— (f)	(0.01)	—	1.00	0.71%	26,423	0.45%	0.54%	0.71%

Institutional Shares
Six months ended February 28, 2009 (d)	1.00	0.01 (e)	— (f)	(0.01)	—(e)(f)	1.00	0.61%	114,025	0.63%	0.70%	1.26%
2008	1.00	0.03 (e)	— (f)	(0.03)	—	1.00	3.17%	150,261	0.57%	0.62%	3.00%
2007	1.00	0.05 (e)	— (f)	(0.05)	—	1.00	4.90%	104,420	0.57%	0.63%	4.79%
2006	1.00	0.04 (e)	— (f)	(0.04)	—	1.00	4.10%	99,321	0.57%	0.65%	4.16%
2005	1.00	0.02 (e)	— (f)	(0.02)	—	1.00	2.03%	56,650	0.57%	0.68%	1.97%
2004	1.00	0.01	— (f)	(0.01)	—	1.00	0.59%	95,985	0.57%	0.63%	0.59%

Investor Shares
Six months ended February 28, 2009 (d)	1.00	0.01 (e)	— (f)	(0.01)	—(e)(f)	1.00	0.51%	171,604	0.86%	0.95%	1.01%
2008	1.00	0.03 (e)	— (f)	(0.03)	—	1.00	2.89%	236,340	0.84%	0.87%	3.04%
2007	1.00	0.05 (e)	— (f)	(0.05)	—	1.00	4.62%	236,993	0.84%	0.89%	4.52%
2006	1.00	0.04 (e)	— (f)	(0.04)	—	1.00	3.82%	207,458	0.84%	0.88%	3.76%
2005	1.00	0.02 (e)	— (f)	(0.02)	—	1.00	1.76%	236,742	0.84%	0.91%	1.71%
2004	1.00	— (f)	— (f)	— (f)	—	1.00	0.32%	394,665	0.84%	0.87%	0.32%

B Shares
Six months ended February 28, 2009 (d)	1.00	— (e)(f)	— (f)	— (f)	—(e)(f)	1.00	0.21%	2,502	1.41%	3.50%	0.30%
2008	1.00	0.02 (e)	— (f)	(0.02)	—	1.00	2.07%	892	1.64%	10.22%	1.79%
2007	1.00	0.04 (e)	— (f)	(0.04)	—	1.00	3.78%	490	1.65%	21.75%	3.72%
2006	1.00	0.03 (e)	— (f)	(0.03)	—	1.00	2.99%	323	1.65%	48.98%	3.39%
2005(g)	1.00	0.01 (e)	— (f)	(0.01)	—	1.00	0.92%	30	1.65%	161.82%	1.20%

C Shares
Six months ended February 28, 2009 (d)	1.00	— (e)(f)	— (f)	— (f)	—(e)(f)	1.00	0.21%	10,325	1.45%	1.96%	0.32%
2008	1.00	0.02 (e)	— (f)	(0.02)	—	1.00	2.07%	3,988	1.64%	3.62%	1.72%
2007	1.00	0.04 (e)	— (f)	(0.04)	—	1.00	3.78%	1,694	1.65%	6.59%	3.71%
2006	1.00	0.03 (e)	— (f)	(0.03)	—	1.00	2.99%	868	1.65%	15.85%	3.50%
2005(g)	1.00	0.01 (e)	— (f)	(0.01)	—	1.00	0.93%	36	1.64%	158.38%	1.23%

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)	Unaudited.
(e)	Calculated based on average shares outstanding during the period.
(f)	Less than $0.01 per share.
(g)	See Note 1 for dates of commencement of operations.

See Notes to Financial Statements.

MONARCH FUNDS

Notes to Financial Statements (Unaudited)
February 28, 2009

Note 1.  Summary of Organization

Monarch Funds (the “Trust”) is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust consists of one diversified investment portfolio listed below (the “Fund” ). The Fund is authorized under the Trust’s Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Fund and classes offered as of February 28, 2009, and the dates on which they commenced operations were as follows:

Fund	Share Class	Commencement of Operations
Daily Assets Cash Fund	Preferred Shares	August 10, 2001
	Universal Shares	December 1, 1992
	Institutional Service Shares	June 9, 2003
	Institutional Shares	July 15, 1993
	Investor Shares	June 16, 1995
	B Shares	November 22, 2004
	C Shares	November 17, 2004

Daily Assets Government Fund and Daily Assets Treasury Fund were liquidated on February 27, 2009 pursuant to a plan of liquidation approved by the Trust’s Board of Trustees (the “Board”).  The decision to liquidate and terminate these funds was based upon the recommendation of Monarch Investment Advisors, LLC (the “Adviser”) , the funds’ investment adviser.  The Adviser  believed that it could not continue to conduct the business and operations of the funds in an economically efficient manner following the redemption of shares by the funds' largest shareholder, reducing the funds’ size and economies of scale. As such, the Board concluded that it would be in the best interests of the funds and their shareholders to liquidate and terminate the funds.

Note 2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation  Generally, the Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment’s maturity.

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS”).  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets
Level 2—other significant observable inputs other than Level 1 quoted prices (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

MONARCH FUNDS

Notes to Financial Statements (Unaudited)
February 28, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

Valuation Inputs	Investments In Securities

Level 1—Quoted Prices	$68,000,000

Level 2—Other Significant Observable Inputs	335,020,950

Level 3—Significant Unobservable Inputs	—

Total Investments	$403,020,950

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Repurchase Agreements  The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Fund’ investment adviser is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral.

Expense Allocation  The Trust is comprised of one active series, and it accounts for the assets, liabilities and operations of the series. Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. The Fund’s class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Board. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

Securities Transactions, Dividend and Interest Income and Realized Gain and Loss  Securities transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

Federal Taxes The  Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2009, the Trust did not have a liability for any unrecognized tax expenses. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2009, tax years 2005 through 2008 remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Distributions to Shareholders  Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or, if the securities are registered, to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments.

MONARCH FUNDS

Notes to Financial Statements (Unaudited)
February 28, 2009

Note 3.  Investment Advisory and Other Services

Investment Adviser  Monarch Investment Advisors, LLC is the investment adviser of the Fund. The Adviser receives an advisory fee from Daily Assets Cash Fund based upon the total average daily net assets of the Fund (“Total Fund Assets”) that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining total fund assets.

Administration and Other Services  Citi Fund Services Ohio, Inc. (“Citi”), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Shareholder Services  The Fund pays a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of the Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of the Fund. These fees are paid to various financial institutions that provide shareholder services.

Distributor  Foreside Fund Services, LLC is the Trust’s distributor (the “Distributor”). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of the Fund and 0.75% of the average daily net assets of B Shares and C Shares of the Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for these share classes. The plan obligates the Fund to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citi or its affiliated companies.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

Note 4. Waiver of Fees/Reimbursement of Expenses

The Fund and Citi voluntarily waived a portion of their fees and assumed certain expenses of the Fund. For the period ended February 28, 2009, fees waived and expenses reimbursed to the Fund were as follows:

	Administration	12B-1	Transfer Agency	Total
Daily Assets Cash Fund	$ 145,166	$ 52,393	$ 31,719	$ 229,278

Note 5.  Federal Income Tax and Investment Transactions

As of August 31, 2008, distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total

Daily Assets Cash Fund	134,967	—	134,967

Note 6. Concentration

The shareholders through a certain intermediary represent a significant portion of the Funds’ overall shareholders. In the event the relationship between the Funds and the intermediary were to terminate, this would significantly impact the Funds’ net assets and results of operations.

MONARCH FUNDS

Notes to Financial Statements (Unaudited)
February 28, 2009

Note 7. Participation in the Treasury’s Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program (the “Program”) for Money Market Funds established by the U.S. Department of the Treasury (the “Treasury”).

In order to participate in the Program through April 30, 2009, the Fund will pay an amount equal to 0.015% of the net asset value (“NAV”) of the Fund as of September 19, 2008. If the Program is extended and the Fund is eligible to, and does, participate in any Program extension, payment of an additional fee will be required. The Fund is responsible for payment of these fees, and the fees will not be subject to any expense limitation or reimbursement agreement.

Under the Program, the Treasury will guarantee the share price of shares of the Fund outstanding as of September 19, 2008 (“Covered Shares”) at $1.00 per share if the Fund’s NAV falls below $0.995 (a “Guarantee Event”). Fund shares added to an existing account or purchased for a new account after the close of business on September 19, 2008 will not be covered by the Program. The Program provides a guarantee for lesser of (a) the number of shares owned by the shareholder at the close of September 19, 2008, or (b) the number of shares owned by the shareholder on the date of a Guarantee Event.

Recovery under the Program is subject to certain terms and conditions, including the following:

1. The Guarantee Event occurs during the term of the Program.

2. The Fund liquidates following a Guarantee Event that is not cured. Under these circumstances, Fund shareholders will receive under the Program, with respect to Fund shares covered by the Program, any difference between the amount received (in cash or through in-kind distributions) from the Fund in connection with the liquidation and $1.00 per Fund share.

3. There are funds still available in the Federal Exchange Stabilization Fund (currently approximately $50 billion) at the time of the Guarantee Event.

Note 8.  Subsequent Event - Fund Closure

On March 12, 2009, the Board approved a plan to liquidate and terminate the Fund upon recommendation of the Adviser.  Due to the planned liquidation of Fund shares by the largest shareholder and the reduction in Fund size and economies of scale that will result, the Adviser does not believe that it can continue to conduct the business and operations of the Fund in an economically efficient manner. As such, the Board concluded that it would be in the best interest of the Fund and its shareholders to liquidate and terminate the Fund.  Full liquidation of the Fund occurred on April 27, 2009.

MONARCH FUNDS

Notes to Financial Statements (Unaudited)
February 28, 2009

Proxy Voting Guidelines – A description of the policies and procedures the Fund uses to determine how to vote as a shareholder of the companies whose securities are held in the Fund’s portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov. For the six months ended February 28, 2009, the Fund did not own any securities for which a shareholder meeting was called and voted on.

Availability of Quarterly Portfolio Schedule – The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Advisory Agreement Approval –  At the December 12, 2008 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the fund’s administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular factor that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

The Board met with representatives of the Adviser and discussed the Adviser’s personnel, operations and financial condition. The Board also considered the quality of its personnel assigned responsibility for servicing the Fund. The Board also considered information regarding the experience and professional background of the portfolio managers at the Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for the Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with the Fund’s specific investment policies and restrictions; and the financial condition and operational stability of the Adviser. The Board then discussed with the Adviser its financial condition for the year ended December 31, 2007 and for the nine-month period ended September 30, 2008. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and also concluded that the Adviser was financially able to provide investment advisory services to the Fund.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. The Board considered the Adviser’s resources devoted to the Fund as well as an assessment of costs and profitability provided by the Adviser. The Board concluded that the level of the Adviser’s profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser to the Fund.

Performance

The Adviser discussed its approach to managing the Fund as well as the Fund’ performance. The Board considered the Fund’s performance for the 3- and 6-month and the 1-, 3- and 5-year periods ended August 31, 2008 for the Fund.

The Board noted that the Fund’s Preferred, Universal, Institutional Service, and Institutional Shares outperformed or matched their Lipper Inc. peer group average return for the 3- -month and 1-, 3- and 5-year periods, while the Investor Shares performed at or below each of the 3- and 6- month, 1-3-5-year periods. The Board noted that the Preferred Shares ranked in the top quartile of their Lipper Inc. peer group over the all periods, while the Universal Shares ranked in the top quartile of their Lipper Inc. peer group over the 3- and 5-year periods.

MONARCH FUNDS

Additional Information (Unaudited)
February 28, 2009

Compensation

The Board also considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fees expenses and performance of similar mutual Fund.

The Board noted that the contractual investment advisory fee rate of the Fund was lower than the mean and median advisory fee rate of its Lipper Inc. peer group. The Board also considered the actual total expenses of each share class, noting that the Preferred Shares and Universal Shares were lower than the mean and median total expenses of its Lipper Inc. peer group, while the Institutional Shares, Institutional Service Shares and Investor Shares were within 26 basis points, 14 basis points and 9 basis points, respectively, of the median total expenses of its Lipper Inc. peer group.

Economies of Scale

The Board then considered whether the Fund would benefit from any economies of scale. The Board considered the size of the Fund, noting that the breakpoints in investment advisory fees for the Fund were appropriate to share benefits from any economies of scale with the Fund’s shareholders.

Other Benefits

The Board noted that the Adviser does not receive significant ancillary benefits as a result of its relationship with the Fund, other than the benefit of research received from the brokers executing transactions on behalf of its clients and the ability to refer to its advisory relationship with the Fund.

Conclusion

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreements. The Board also discussed the proposed approval of the continuance of the Advisory Agreement. Based upon its review, including consideration of each of the factors referred to above, the Board (including all of the Independent Trustees) determined, in the exercise of its business judgment, that the advisory fees of the Fund were fair, and that renewing the Advisory Agreement was in the best interest of the Fund’s shareholders.

Shareholder Expenses Example – As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on the redemption of certain class shares and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from September 1, 2008 though February 28, 2009.

Actual Expenses – The first line for each Fund class listed in the table below provides information about actual values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example – The second line for each Fund class listed in the table provides information about hypothetical account values and hypothetical expenses based on the Fund class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund class’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund class and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line for each Fund class listed in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MONARCH FUNDS

Additional Information (Unaudited)
February 28, 2009

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio During Period
Daily Assets Cash Fund

Preferred Shares
Actual Return	$1,000.00	$1,008.20	$1.10	0.22%
Hypothetical Return	$1,000.00	$1,023.70	$1.10	0.22%

Universal Shares
Actual Return	$1,000.00	$1,007.90	$1.39	0.28%
Hypothetical Return	$1,000.00	$1,023.41	$1.40	0.28%

Institutional Service Shares
Actual Return	$1,000.00	$1,006.70	$2.59	0.52%
Hypothetical Return	$1,000.00	$1,022.22	$2.61	0.52%

Institutional Shares
Actual Return	$1,000.00	$1,006.10	$3.13	0.63%
Hypothetical Return	$1,000.00	$1,021.67	$3.16	0.63%

Investor Shares
Actual Return	$1,000.00	$1,005.10	$4.28	0.86%
Hypothetical Return	$1,000.00	$1,020.53	$4.31	0.86%

B Shares
Actual Return	$1,000.00	$1,002.10	$7.00	1.41%
Hypothetical Return	$1,000.00	$1,017.80	$7.05	1.41%

C Shares
Actual Return	$1,000.00	$1,002.10	$7.20	1.45%
Hypothetical Return	$1,000.00	$1,017.60	$7.25	1.45%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FOR MORE INFORMATION	MONARCH FUNDS DAILY ASSETS CASH FUND Monarch Funds 3435 Stelzer Road Suite 1000 Columbus, OH 43219 (800) 754-8757

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee does not accept nominations for independent Trustees from shareholders.  Independent Trustees are trustees that are not interested persons of the Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Monarch Funds

By	/s/ Anthony R. Fischer
Anthony R. Fischer, Principal Executive Officer

Date	05/07/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony R. Fischer
Anthony R. Fischer, Principal Executive Officer

Date	05/07/09

By	/s/ Jack J. Singer
Jack J. Singer, Principal Financial Officer

Date	05/05/09